Note 12 - Commitments and Contingencies 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

12. Commitments and Contingencies

Litigation

The Company recognizes a liability for loss contingencies when it believes it is probable a liability has occurred, and the amount can be reasonably estimated. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, the Company accrues that amount. When no amount within the range is a better estimate than any other amount, the Company accrues the minimum amount in the range. The Company has established an accrual for those legal proceedings and regulatory matters for which a loss is both probable and the amount can be reasonably estimated.

From time to time, the Company  may become involved in various lawsuits and legal proceedings, which arise, in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business. Other than the following matters, we are not aware of any such legal proceedings that will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.

On October 15, 2024 Sunrise requested a hearing be scheduled in binding arbitration against the Company, two of its former indirect wholly owned subsidiaries, ALT US 03 and ALT US 04, and AEG, to be conducted in Minneapolis, MN in accordance with the Commercial Arbitration Rules of the American Arbitration Association (the “AAA”), claiming that approximately $5 million is due and owed to Sunrise pursuant to a settlement agreement by and among the parties, plus costs, expenses, legal fees and interest. On or about February 6, 2025, the Company entered into a second set of settlement terms with Sunrise, pursuant to which the Company agreed to make certain monthly payments to Sunrise, related to amounts allegedly owed by one of the Company’s former subsidiaries pursuant to a share purchase agreement, and in exchange Sunrise dismissed its arbitration case against the Company. As of March 10, 2025, the Company breached its payment obligations under the settlement terms, and on June 18, 2025 an arbitration award of $5.7 million was granted to Sunrise. The Company has accrued a liability for this loss contingency in the amount of approximately $5.7 million in other payables in the financial statements. The parties are currently in further settlement discussions and have reached a tentative agreement in principle to a payment plan which is conditional on an equity funding.

On January 30, 2025 CFGI LLC filed a complaint in the Superior Court of Massachusetts, claiming $358,000 is due and owed to CFGI pursuant to a services agreement by and among the parties, plus fees and costs. CFGI and the Company entered into a settlement agreement for the contractual amount owed for services rendered in the amount of $358,000, whereby the Company agreed to pay to CFGI approximately $10,000 per month commencing June 2, 2025 for a period of three years. The Company has failed to make all but one of the payments and on May 6, 2026 CFGI filed a request for default judgment in the amount of $358,000 and on June 4, 2026 the request was granted. The Company has accrued a liability for this loss contingency in the amount of approximately $358,000 in other payables in the financial statements, which represents the amount owed less the one $10,000 payment made, plus fees and costs of approximately $10,000. No further payments have been made during 2026.

On March 11, 2025, the Company was served a complaint filed in the Superior Court of the State of Delaware by SPAC Sponsor Capital Access (“SCAF”), claiming that approximately $1.5 million is due and owed to SCAF pursuant to a settlement agreement by and among the parties, plus costs, expenses, legal fees, interest and damages, if proven. On July 10, 2025 the Company was notified that the Superior Court of the State of Delaware granted a motion of summary judgment for $1.5 million due under a settlement agreement, plus interest to date in the amount of approximately $225,000, plus attorney’s fees of approximately $26,000. The Company has accrued a liability for this loss contingency in the amount of approximately $2.1 million and $2.0 million as of March 31, 2026 and December 31, 2025, respectively, which represents the contractual amount allegedly owed plus legal costs and accrued interest. It is reasonably possible that the potential loss may exceed our accrued liability due to costs, expenses, legal fees, interest and damages that are also alleged by SCAF as owed. The parties are currently in further settlement discussions.

On May 8, 2025, the Company, AEG and one of AEG’s subsidiaries, Alternus Energy Americas Inc. (AEA), was served a Demand for Arbitration through JAMS in Washington DC by Orrick, Herrington and Sutcliffe LLP (“Orrick”), claiming that approximately $1 million is due and owed to Orrick pursuant to an engagement agreement entered into with AEA, plus interest. In February of 2026, Orrick withdrew its claims, and the arbitration was discontinued. Orrick has threatened to commence an action in state court against the Company and AEG and AEA, but to the Company's knowledge, no such action has been commenced. If an action is commenced, the Company intends to vigorously defend itself in this matter and intends to file a motion to dismiss itself from the arbitration as the Company was not a party to this engagement agreement, nor is AEA a subsidiary of the Company

On May 30, 2024, the Company was served a complaint filed in the Circuit Court for Fairfax County, Virginia, by Morgan Franklin Consulting LLC ("MF"), claiming $276,796 is due and owed to MF pursuant to a Master Services Agreement by and among the parties. In October of 2024, MF and the Company entered into a settlement agreement for the contractual amount owed for services rendered through the payment of twelve equal monthly installments commencing immediately, but the Company failed to make any payments. On  September 22, 2025, the Court granted summary judgment to MF for the amount claimed as owed. Subsequently, on February 6, 2026 the Court granted MF's motion for late fees in the amount of $153,949. The Company has accrued a liability for this award in the amount of $430,746 as of March 31, 2026 and  December 31, 2025, respectively, which represents the contractual amount owed plus late fees.  The parties are currently in payment plan discussions.

Commitments

On April 28, 2025, the Company entered into a Settlement Agreement and Stipulation (the “Agreement”) with Southern Point Capital Corporation (“SPC”), pursuant to which the Company agreed to issue Common Stock to SPC in exchange for the settlement of an aggregate of $4,242,964 (the “Settlement Amount”) to resolve outstanding overdue liabilities with different vendors. On May 1, 2025, the Circuit Court of the Twelfth Judicial Circuit in and for Manatee County, Florida (the “Court”), entered an order (the “Order”) approving, among other things, the fairness of the terms and conditions of an exchange pursuant to Section 3(a)(10) of the Securities Act in accordance with a stipulation of settlement, pursuant to the Agreement between the Company and SPC. SPC commenced action against the Company to recover the Settlement Amount of past-due obligations and accounts payable of the Company (the “Claim”), which SPC had purchased from certain vendors of the Company pursuant to the terms of separate receivable purchase agreements between SPC and each of such vendors. The Order provides for the full and final settlement of the Claim and the related action. The Agreement became effective and binding upon execution of the Order by the Court on April 30, 2025. Pursuant to the terms of the Agreement approved by the Order, the Company agreed to issue to SPC shares (the “Settlement Shares”) of the Company’s Common Stock. The Settlement Agreement provides that the Settlement Shares will be issued in one or more tranches, as necessary, sufficient to satisfy the Settlement Amount through the issuance of securities issued pursuant to Section 3(a)(10) of the Securities Act. Pursuant to the Agreement, SPC may deliver requests to the Company for additional shares of Common Stock to be issued to SPC until the Settlement Amount is paid in full, provided that any excess shares issued to SPC will be cancelled.

In connection with the Agreement, on May 2, 2025, the Company issued 20,000 shares of Common Stock to SPC as a settlement fee. The issuance of Common Stock to SPC pursuant to the terms of the Agreement approved by the Order is exempt from the registration requirements of the Securities Act pursuant to Section 3(a)(10) thereof, as an issuance of securities in exchange for bona fide outstanding claims, where the terms and conditions of such issuance are approved by a court after a hearing upon the fairness of such terms and conditions at which all persons to whom it is proposed to issue securities in such exchange shall have the right to appear. The Agreement provides that in no event will the number of shares of Common Stock issued to SPC or its designee in connection with the Agreement, when aggregated with all other shares of Common Stock then beneficially owned by SPC and its affiliates (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules and regulations thereunder), result in the beneficial ownership by SPC and its affiliates (as calculated pursuant to Section 13(d) of the Exchange Act and the rules and regulations thereunder) at any time of more than 9.99% of the Common Stock.

The Company determined that the Agreement represents a financial instrument that requires the Company to settle a fixed monetary amount by issuing a variable number of shares of its common stock. As a result, the Company is required to account for the Agreement as a liability at fair value with periodic changes in fair value recorded through earnings until the liability has been settled through the issuance of shares (i.e., in one or more tranches) that yield SPC cumulative cash receipts equal to the Settlement Amount. The fair value of this liability as of March 31, 2026 was $4,242,963 and has been recorded as within Accounts Payable in the Company’s consolidated balance sheet.

Contingencies

Guarantee of MH02 Note

In connection with the Company’s prior ownership of AEG MH02 Ltd. (“MH02”), the Company guaranteed a third-party loan (the “Note”) with an outstanding principal balance of €15.4 million ($17.4 million) as of as of May 7, 2025. On May 7, 2025, the Company completed the sale of MH02 to the lender and an additional third party (the “Buyers”). As part of the sale transaction, the lender agreed to a standstill arrangement (the “Standstill”), pursuant to which it will forbear from exercising its rights to repayment, including any remedies upon default, until such time as all solar photovoltaic projects owned by MH02 and its subsidiaries (the “Projects”) have reached ready-to-build (“RTB”) status and have subsequently been sold. Under the terms of the sale agreement, as each Project achieves RTB status, the Company (or one of its affiliates) has the option, but not the obligation, to purchase such Project at its market value, subject to a minimum price of €150,000 (approximately $172,554 USD as of March 31, 2026) per megawatt. This option is exercisable for a period of 30 days following notification that a Project has reached RTB status. If the Company does not exercise its option within that period, the Buyers may sell the Project to a third party.

The Company’s guarantee of the Note remains in effect following the sale of MH02. While the Standstill delays the lender’s ability to demand repayment, it does not extinguish the underlying obligation or the Company’s guarantee. The timing and amount of any potential payments under the guarantee are dependent on several factors, including the successful development of the Projects to RTB status, the ultimate sale proceeds realized for such Projects, and the resolution of the outstanding balance under the Note. As of March 31, 2026, the Company evaluated its guarantee under applicable accounting guidance for guarantees and contingencies. Based on the information currently available, including the status of the Projects and expected future development and disposition plans, the Company has not recorded a liability related to this guarantee. The Company has currently determined that a loss resulting from the guarantee is remote. The Company monitors developments related to the Projects and the Note and will adjust its assessment of the guarantee obligation as additional information becomes available.

15.	Commitments and Contingencies

Litigation

The Company recognizes a liability for loss contingencies when it believes it is probable a liability has occurred, and the amount can be reasonably estimated. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, the Company accrues that amount. When no amount within the range is a better estimate than any other amount, the Company accrues the minimum amount in the range. The Company has established an accrual for those legal proceedings and regulatory matters for which a loss is both probable and the amount can be reasonably estimated.

From time to time, the Company  may become involved in various lawsuits and legal proceedings, which arise, in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business. Other than the following matters, we are not aware of any such legal proceedings that will have, individually or in the aggregate, a material adverse effect on its business, financial condition or operating results.

On October 15, 2024 Sunrise requested a hearing be scheduled in binding arbitration against the Company, two of its former indirect wholly owned subsidiaries, ALT US 03 and ALT US 04, and AEG, to be conducted in Minneapolis, MN in accordance with the Commercial Arbitration Rules of the American Arbitration Association (the “AAA”), claiming that approximately $5 million is due and owed to Sunrise pursuant to a settlement agreement by and among the parties, plus costs, expenses, legal fees and interest. On or about February 6, 2025, the Company entered into a second set of settlement terms with Sunrise, pursuant to which the Company agreed to make certain monthly payments to Sunrise, related to amounts allegedly owed by one of the Company’s former subsidiaries pursuant to a share purchase agreement, and in exchange Sunrise dismissed its arbitration case against the Company. As of March 10, 2025, the Company breached its payment obligations under the settlement terms, and on June 18, 2025 an arbitration award of $5.7 million was granted to Sunrise. The Company has accrued a liability for this loss contingency in the amount of approximately $5.7 million in other payables in the financial statements.  The parties are currently in further settlement discussions and have agreed commercial terms in principle.

On January 30, 2025 CFGI LLC filed a complaint in the Superior Court of Massachusetts, claiming $358,000 is due and owed to CFGI pursuant to a services agreement by and among the parties, plus fees and costs.  CFGI and the Company entered into a settlement agreement for the contractual amount owed for services rendered in the amount of $358,000, whereby the Company agreed to pay to CFGI approximately $10,000 per month commencing June 2, 2025 for a period of three years.  The Company has failed to make all but one of the payments and on May 6, 2026 CFGI filed a request for default judgment in the amount of $358,000 and on June 4, 2026 the request was granted.  The Company has accrued a liability for this loss contingency in the amount of approximately $358,000 in other payables in the financial statements, which represents the amount owed less the one $10,000 payment made, plus fees and costs of approximately $10,000.

On March 11, 2025, the Company was served a complaint filed in the Superior Court of the State of Delaware by SPAC Sponsor Capital Access (“SCAF”), claiming that approximately $1.5 million is due and owed to SCAF pursuant to a settlement agreement by and among the parties, plus costs, expenses, legal fees, interest and damages, if proven. On July 10, 2025 the Company was notified that the Superior Court of the State of Delaware granted a motion of summary judgment for $1.5 million due under a settlement agreement, plus interest to date in the amount of approximately $225,000, plus attorney’s fees of approximately $26,000. The Company has accrued a liability for this loss contingency in the amount of approximately $2.0 million at  December 31, 2025 which represents the contractual amount allegedly owed plus legal costs and accrued interest. It is reasonably possible that the potential loss may exceed our accrued liability due to costs, expenses, legal fees, interest and damages that are also alleged by SCAF as owed. The parties are currently in further settlement discussions.

On May 8, 2025, the Company, AEG and one of AEG’s subsidiaries, Alternus Energy Americas Inc. (AEA), was served a Demand for Arbitration through JAMS in Washington DC by Orrick, Herrington and Sutcliffe LLP (“Orrick”), claiming that approximately $1 million is due and owed to Orrick pursuant to an engagement agreement entered into with AEA, plus interest. In February of 2026, Orrick withdrew its claims, and the arbitration was discontinued.  Orrick has threatened to commence an action in state court against the Company and AEG and AEA, but to the Company's knowledge, no such action has been commenced.  If an action is commenced, the Company intends to vigorously defend itself in this matter and intends to file a motion to dismiss itself from the arbitration as the Company was not a party to this engagement agreement, nor is AEA a subsidiary of the Company.

On May 30, 2024, the Company was served a complaint filed in the Circuit Court for Fairfax County, Virginia, by Morgan Franklin Consulting LLC ("MF"), claiming $276,796 is due and owed to MF pursuant to a Master Services Agreement by and among the parties.  In October of 2024, MF and the Company entered into a settlement agreement for the contractual amount owed for services rendered through the payment of twelve equal monthly installments commencing immediately, but the Company failed to make any payments.  On  September 22, 2025, the Court granted summary judgment to MF for the amount claimed as owed. Subsequently, on February 6, 2026 the Court granted MF's motion for late fees in the amount of $153,949.  The Company has accrued a liability for this award in the amount of approximately $430,746 at  December 31, 2025 which re presents the contractual amount owed plus late fees.  The parties are currently in payment plan discussions.

Commitments

On April 28, 2025, the Company entered into a Settlement Agreement and Stipulation (the “Agreement”) with Southern Point Capital Corporation (“SPC”), pursuant to which the Company agreed to issue Common Stock to SPC in exchange for the settlement of an aggregate of $4,242,964 (the “Settlement Amount”) to resolve outstanding overdue liabilities with different vendors. On May 1, 2025, the Circuit Court of the Twelfth Judicial Circuit in and for Manatee County, Florida (the “Court”), entered an order (the “Order”) approving, among other things, the fairness of the terms and conditions of an exchange pursuant to Section 3(a)(10) of the Securities Act in accordance with a stipulation of settlement, pursuant to the Agreement between the Company and SPC. SPC commenced action against the Company to recover the Settlement Amount of past-due obligations and accounts payable of the Company (the “Claim”), which SPC had purchased from certain vendors of the Company pursuant to the terms of separate receivable purchase agreements between SPC and each of such vendors. The Order provides for the full and final settlement of the Claim and the related action. The Agreement became effective and binding upon execution of the Order by the Court on April 30, 2025. Pursuant to the terms of the Agreement approved by the Order, the Company agreed to issue to SPC shares (the “Settlement Shares”) of the Company’s Common Stock. The Settlement Agreement provides that the Settlement Shares will be issued in one or more tranches, as necessary, sufficient to satisfy the Settlement Amount through the issuance of securities issued pursuant to Section 3(a)(10) of the Securities Act. Pursuant to the Agreement, SPC may deliver requests to the Company for additional shares of Common Stock to be issued to SPC until the Settlement Amount is paid in full, provided that any excess shares issued to SPC will be cancelled.

In connection with the Agreement, on May 2, 2025, the Company issued 20,000 shares of Common Stock to SPC as a settlement fee. The issuance of Common Stock to SPC pursuant to the terms of the Agreement approved by the Order is exempt from the registration requirements of the Securities Act pursuant to Section 3(a)(10) thereof, as an issuance of securities in exchange for bona fide outstanding claims, where the terms and conditions of such issuance are approved by a court after a hearing upon the fairness of such terms and conditions at which all persons to whom it is proposed to issue securities in such exchange shall have the right to appear. The Agreement provides that in no event will the number of shares of Common Stock issued to SPC or its designee in connection with the Agreement, when aggregated with all other shares of Common Stock then beneficially owned by SPC and its affiliates (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules and regulations thereunder), result in the beneficial ownership by SPC and its affiliates (as calculated pursuant to Section 13(d) of the Exchange Act and the rules and regulations thereunder) at any time of more than 9.99% of the Common Stock. The Company recorded $172,000 in other expense in the financial statements at  December 31, 2025, which represents the value of the 20,000 shares issued as the settlement fee.

The Company determined that the Agreement represents a financial instrument that requires the Company to settle a fixed monetary amount by issuing a variable number of shares of its common stock. As a result, the Company is required to account for the Agreement as a liability at fair value with periodic changes in fair value recorded through earnings until the liability has been settled through the issuance of shares (i.e., in one or more tranches) that yield SPC cumulative cash receipts equal to the Settlement Amount. The fair value of this liability as of December 31, 2025 was $4,242,963 and has been recorded as within Accounts Payable in the Company’s consolidated balance sheet.

Contingencies

Guarantee of MH02 Note

In connection with the Company’s prior ownership of AEG MH02 Ltd. (“MH02”), the Company guaranteed a third-party loan (the “Note”) with an outstanding principal balance of €15.4 million ($17.4 million) as of as of May 7, 2025 and interest under the Note continues to accrue as between the relevant obligor and lender. On May 7, 2025, the Company completed the sale of MH02 to the lender and an additional third party (the “Buyers”). As part of the sale transaction, the lender agreed to a standstill arrangement (the “Standstill”), pursuant to which it will forbear from exercising its rights to repayment, including any remedies upon default, until such time as all solar photovoltaic projects owned by MH02 and its subsidiaries (the “Projects”) have reached ready-to-build (“RTB”) status and have subsequently been sold. Under the terms of the sale agreement, as each Project achieves RTB status, the Company (or one of its affiliates) has the option, but not the obligation, to purchase such Project at its market value, subject to a minimum price of €150,000 (approximately $174,000 USD as of  December 31, 2025) per megawatt. This option is exercisable for a period of 30 days following notification that a Project has reached RTB status. If the Company does not exercise its option within that period, the Buyers may sell the Project to a third party.

The Company’s guarantee of the Note remains in effect following the sale of MH02. While the Standstill delays the lender’s ability to demand repayment, it does not extinguish the underlying obligation or the Company’s guarantee. The timing and amount of any potential payments under the guarantee are dependent on several factors, including the successful development of the Projects to RTB status, the ultimate sale proceeds realized for such Projects, and the resolution of the outstanding balance under the Note. As of December 31, 2025, the Company evaluated its guarantee under applicable accounting guidance for guarantees and contingencies. Based on the information currently available, including the status of the Projects and expected future development and disposition plans, the Company has not recorded a liability related to this guarantee. The Company has currently determined that a loss resulting from the guarantee is remote. The Company monitors developments related to the Projects and the Note and will adjust its assessment of the guarantee obligation as additional information becomes available.